Significant Accounting Policies - Exchange Rates (Table) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Uruguay Pesos [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Closing foreign exchange rate	44.70	42.37	37.34
Average foreign exchange rate	43.55	42.01	35.29
Argentina Pesos [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Closing foreign exchange rate	102.72	84.15	59.89
Average foreign exchange rate	95.19	70.65	48.28
Paraguay Guarani [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Closing foreign exchange rate	6,887.40	6,941.65	6,463.95
Average foreign exchange rate	6,783.73	6,784.26	6,247.28
Brazilian Reais [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Closing foreign exchange rate	5.5805	5.20	4.03
Average foreign exchange rate	5.3956	5.16	3.94